EVENTS AFTER THE REPORTING DATE (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Tax rate			26.50%	26.50%	25.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Tax rate		25.00%
Subsequent Event [Member] | Positive Outcome of Litigation Matter [Member]
Subsequent Event [Line Items]
Settlement awarded to company in lawsuit	$ 6.4